PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property and equipment

					Production, Lab
				Leasehold	and Growing		Other
		Land	Buildings	Improvement	Equipment	Computers	Equipment	Total
		$	$	$	$	$	$	$
Costs:
	Balance, December 31, 2016	-	-	184,929	455,779	41,522	10,731	692,961
	Additions	-	-	59,242	299,675	16,359	26,572	401,848
	Acquired Through Avalite	-	-	30,300	237,271	-	-	267,571
	Disposals	-	-	-	-	-	(911)	(911)
			-
	Balance, December 31, 2017	-	-	274,471	992,725	57,881	36,392	1,361,469
	Additions	-	6,747,648	1,407,177	1,457,537	138,641	566,928	10,317,931
	Acquired Through Verdelite	476,041	5,265,894	-	237,793	73,642	257,753	6,311,123
	Disposals	-	-	-	-	-	-	-
Balance, December 31, 2018		476,041	12,013,542	1,681,648	2,688,055	270,164	861,073	17,990,523

Accumulated Depreciation:
	Balance, December 31, 2016	-	-	46,004	96,951	4,522	16,296	163,773
	Additions	-		33,605	113,702	4,480	15,004	166,791
	Disposals	-	-	-	-	-	(430)	(430)

	Balance, December 31, 2017	-	-	79,609	210,653	9,002	30,870	330,134
	Additions	-	153,563	75,074	336,932	67,524	61,307	694,400
	Disposals	-	-	-	-	-	-	-
Balance, December 31, 2018		-	153,563	154,683	547,585	76,526	92,177	1,024,534

Carrying value:
	December 31, 2018	476,041	11,859,979	1,526,965	2,140,470	193,638	768,896	16,965,989
	December 31, 2017	-	-	194,862	782,072	48,879	5,522	1,031,335